Annual Fund Operating Expenses - Nuveen Mid Cap Value 1 Fund	Oct. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.13%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.88%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.88%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Management Fees have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2026 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2026 only with the approval of the Board of Directors of the Fund.